LVIP SSGA Small-Cap Index Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.40%
Aerospace & Defense–0.86%
†AAR	28,298	$ 1,178,612
Aerojet Rocketdyne Holdings	61,168	2,872,449
†AeroVironment	18,881	2,191,329
†Astronics	22,805	411,402
Cubic	27,217	2,029,572
†Ducommun	9,900	594,000
Kaman	23,952	1,228,498
†Kratos Defense & Security Solutions	102,550	2,797,564
Maxar Technologies	53,200	2,012,024
Moog Class A	24,581	2,043,910
National Presto Industries	4,772	487,078
†PAE	48,800	440,176
Park Aerospace	17,188	227,225
†Parsons	20,500	829,020
†Triumph Group	43,600	801,368
†Vectrus	10,700	571,808
		20,716,035
Air Freight & Logistics–0.32%
†Air Transport Services Group	50,576	1,479,854
†Atlas Air Worldwide Holdings	21,620	1,306,713
†Echo Global Logistics	23,291	731,570
Forward Air	23,739	2,108,261
†Hub Group Class A	28,444	1,913,712
†Radiant Logistics	38,676	268,798
		7,808,908
Airlines–0.39%
†Allegiant Travel	10,984	2,680,755
†Hawaiian Holdings	38,525	1,027,462
†Mesa Air Group	29,200	392,740
†SkyWest	42,792	2,331,308
†Spirit Airlines	83,294	3,073,549
		9,505,814
Auto Components–1.40%
†Adient	76,700	3,390,140
†American Axle & Manufacturing Holdings	100,284	968,743
Cooper Tire & Rubber	43,617	2,441,680
†Cooper-Standard Holdings	15,700	570,224
Dana	122,672	2,984,610
†Dorman Products	23,173	2,378,477
†Fox Factory Holding	35,204	4,473,020
†Gentherm	28,364	2,102,056
†Goodyear Tire & Rubber	196,200	3,447,234
LCI Industries	20,904	2,765,181
†Modine Manufacturing	43,922	648,728
†Motorcar Parts of America	17,200	387,000
Patrick Industries	19,271	1,638,035
Standard Motor Products	17,951	746,403
†Stoneridge	23,431	745,340
†Tenneco Class A	46,777	501,449
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Auto Components (continued)
†Visteon	23,500	$ 2,865,825
†XPEL	15,100	784,143
		33,838,288
Automobiles–0.13%
Winnebago Industries	26,973	2,069,099
†Workhorse Group	82,200	1,131,894
		3,200,993
Banks–8.60%
1st Source	13,834	658,222
ACNB	6,450	188,985
Allegiance Bancshares	15,900	644,586
Altabancorp	14,755	620,300
Amalgamated Financial	14,300	237,237
†Amerant Bancorp	18,100	336,117
American National Bankshares	8,600	284,402
Ameris Bancorp	56,212	2,951,692
Ames National	8,948	228,890
Arrow Financial	11,533	384,164
†Atlantic Capital Bancshares	16,208	390,613
Atlantic Union Bankshares	67,792	2,600,501
Auburn National Bancorp	3,100	118,947
Banc of California	37,738	682,303
BancFirst	15,986	1,130,050
†Bancorp	42,747	885,718
BancorpSouth Bank	83,931	2,726,079
Bank First	5,700	427,443
Bank of Commerce Holdings	17,752	226,338
Bank of Marin Bancorp	10,998	430,682
Bank of NT Butterfield & Son	43,500	1,662,570
Bank of Princeton	5,760	164,851
Bank7	2,646	46,596
BankFinancial	9,611	99,186
BankUnited	77,900	3,423,705
Bankwell Financial Group	4,500	121,275
Banner	30,119	1,606,246
Bar Harbor Bankshares	13,768	405,055
†BayCom	11,200	201,824
BCB Bancorp	12,156	167,753
Berkshire Hills Bancorp	40,093	894,876
Boston Private Financial Holdings	59,017	786,106
Brookline Bancorp	66,219	993,285
Bryn Mawr Bank	16,664	758,379
Business First Bancshares	12,800	306,304
Byline Bancorp	21,000	444,150
C&F Financial	2,523	111,744
Cadence BanCorp	107,034	2,218,815
†California Bancorp	5,170	92,078
Cambridge Bancorp	5,470	461,230
Camden National	12,355	591,310
†Capital Bancorp	9,000	173,610
LVIP SSGA Small-Cap Index Fund–1

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Capital City Bank Group	10,784	$ 280,600
Capstar Financial Holdings	12,487	215,401
†Carter Bankshares	21,619	301,801
Cathay General Bancorp	64,103	2,614,120
CB Financial Services	5,760	127,469
CBTX	15,500	476,160
Central Pacific Financial	22,030	587,760
Central Valley Community Bancorp	9,843	181,210
Century Bancorp Class A	2,761	257,629
Chemung Financial	3,400	142,188
ChoiceOne Financial Services	6,800	163,540
CIT Group	83,800	4,316,538
Citizens & Northern	13,313	316,583
Citizens Holding	6,400	127,360
City Holding	12,897	1,054,717
Civista Bancshares	12,700	291,338
CNB Financial	14,495	356,722
†Coastal Financial	7,100	186,162
Codorus Valley Bancorp	5,761	106,060
Colony Bankcorp	9,600	149,760
Columbia Banking System	60,693	2,615,261
Community Bank System	44,919	3,446,186
Community Bankers Trust	21,628	190,759
Community Financial	4,500	154,125
Community Trust Bancorp	14,430	635,353
ConnectOne Bancorp	32,769	830,694
County Bancorp	3,400	81,498
†CrossFirst Bankshares	42,800	590,212
†Customers Bancorp	24,180	769,408
CVB Financial	112,459	2,484,219
Dime Community Bancshares	30,063	906,099
Eagle Bancorp	27,546	1,465,723
Eagle Bancorp Montana	7,700	187,264
Eastern Bankshares	139,900	2,698,671
Enterprise Bancorp	6,963	226,437
Enterprise Financial Services	20,538	1,015,399
†Equity Bancshares Class A	12,100	331,540
†Esquire Financial Holdings	6,900	157,389
Evans Bancorp	5,157	174,771
Farmers & Merchants Bancorp	10,533	264,800
Farmers National Banc	23,492	392,316
FB Financial	26,371	1,172,455
Fidelity D&D Bancorp	3,200	196,800
Financial Institutions	11,367	344,306
First Bancorp	8,980	262,126
First Bancorp (North Carolina)	24,309	1,057,441
First BanCorp (Puerto Rico)	186,635	2,101,510
First Bancshares	17,000	622,370
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
First Bank	18,100	$ 220,277
First Busey	42,835	1,098,718
First Business Financial Services	8,075	199,695
First Capital	3,300	160,743
First Choice Bancorp	7,621	185,267
First Commonwealth Financial	79,639	1,144,412
First Community	4,416	88,099
First Community Bancshares	13,934	417,881
First Connecticut Bancorp	8,400	147,924
First Financial	11,969	538,725
First Financial Bancorp	83,917	2,014,008
First Financial Bankshares	109,784	5,130,206
First Foundation	33,105	776,643
First Guaranty Bancshares	3,613	64,709
First Internet Bancorp	8,292	292,127
First Interstate BancSystem Class A	34,946	1,608,914
First Merchants	46,768	2,174,712
First Mid Bancshares	12,113	532,124
First Midwest Bancorp	98,655	2,161,531
First Northwest Bancorp	9,600	159,552
First of Long Island	19,854	421,897
First United	5,265	92,769
Flushing Financial	25,197	534,932
FNCB Bancorp	10,500	79,170
Franklin Financial Services	4,748	148,043
Fulton Financial	137,800	2,346,734
†FVCBankcorp	9,400	162,808
German American Bancorp	20,577	951,069
Glacier Bancorp	81,443	4,648,766
Great Southern Bancorp	9,070	513,997
Great Western Bancorp	47,500	1,438,775
Guaranty Bancshares	5,928	217,854
Hancock Whitney	73,175	3,074,082
Hanmi Financial	20,842	411,213
Harborone Bancorp	43,558	586,726
Hawthorn Bancshares	7,488	159,420
HBT Financial	10,700	183,184
Heartland Financial USA	29,838	1,499,658
Heritage Commerce	48,538	593,134
Heritage Financial	29,855	843,105
Hilltop Holdings	55,475	1,893,362
Home BancShares	129,828	3,511,847
HomeTrust Bancshares	12,641	307,808
Hope Bancorp	100,658	1,515,909
Horizon Bancorp	39,382	731,718
†Howard Bancorp	14,400	236,736
Independent Bank	48,467	2,874,947
Independent Bank Group	32,160	2,323,238
International Bancshares	46,264	2,147,575
Investar Holding	9,685	199,027
Investors Bancorp	194,886	2,862,875

LVIP SSGA Small-Cap Index Fund–2

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Lakeland Bancorp	40,278	$ 702,046
Lakeland Financial	20,417	1,412,652
LCNB	9,000	157,500
Level One Bancorp	5,773	148,828
Live Oak Bancshares	24,300	1,664,307
Macatawa Bank	27,897	277,575
Mackinac Financial	9,852	138,125
†MainStreet Bancshares	6,000	124,560
Mercantile Bank	13,833	449,158
Metrocity Bankshares	16,200	249,156
†Metropolitan Bank Holding	7,000	352,520
Mid Penn Bancorp	8,000	214,480
Middlefield Banc	4,500	94,320
Midland States Bancorp	18,204	504,979
MidWestOne Financial Group	12,042	372,941
MVB Financial	7,200	243,360
National Bank Holdings Class A	25,252	1,001,999
National Bankshares	5,308	188,487
NBT Bancorp	36,739	1,465,886
†Nicolet Bankshares	7,400	617,604
Northeast Bank	6,228	164,357
Northrim BanCorp	4,977	211,572
Norwood Financial	6,900	183,609
Oak Valley Bancorp	8,000	137,200
OceanFirst Financial	50,567	1,210,574
OFG Bancorp	42,688	965,603
Ohio Valley Banc	4,411	107,099
Old National Bancorp	138,517	2,678,919
Old Second Bancorp	22,946	303,117
Origin Bancorp	18,200	771,862
Orrstown Financial Services	11,100	247,530
Pacific Premier Bancorp	67,582	2,935,762
Park National	12,376	1,600,217
Parke Bancorp	10,862	217,131
PCB Bancorp	6,041	90,615
Peapack Gladstone Financial	14,791	456,746
Penns Woods Bancorp	6,759	162,824
Peoples Bancorp	14,740	488,926
Peoples Bancorp of North Carolina	3,757	88,815
Peoples Financial Services	7,077	298,932
Plumas Bancorp	4,300	125,775
Preferred Bank	11,346	722,513
Premier Financial Bancorp	12,832	238,547
Primis Financial	18,400	267,536
†Professional Holding Class A	2,400	44,088
QCR Holdings	13,700	646,914
RBB Bancorp	4,110	83,310
Red River Bancshares	4,400	246,444
Reliant Bancorp	10,948	314,427
Renasant	47,208	1,953,467
Republic Bancorp Class A	7,625	337,711
†Republic First Bancorp	38,687	145,850
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Richmond Mutual Bancorp	13,715	$ 185,975
S&T Bancorp	33,024	1,106,304
Salisbury Bancorp	1,700	75,497
Sandy Spring Bancorp	39,717	1,724,909
SB Financial Group	6,498	118,653
†Seacoast Banking Corp. of Florida	44,644	1,617,899
†Select Bancorp	16,500	182,655
ServisFirst Bancshares	42,200	2,588,126
Shore Bancshares	12,121	206,299
Sierra Bancorp	13,166	352,849
†Silvergate Capital Class A	16,600	2,360,022
Simmons First National Class A	91,452	2,713,381
SmartFinancial	12,800	277,120
South Plains Financial	10,677	242,581
South State	59,571	4,676,919
†Southern First Bancshares	7,215	338,239
Southside Bancshares	27,067	1,042,350
Spirit of Texas Bancshares	12,200	272,182
Stock Yards Bancorp	18,132	925,820
Summit Financial Group	10,778	286,156
†Texas Capital Bancshares	43,000	3,049,560
Tompkins Financial	12,359	1,022,089
Towne Bank	57,937	1,761,285
TriCo Bancshares	22,113	1,047,493
†TriState Capital Holdings	25,600	590,336
†Triumph Bancorp	19,600	1,516,844
Trustmark	54,779	1,843,861
UMB Financial	36,982	3,414,548
United Bankshares	105,178	4,057,767
United Community Banks	67,856	2,315,247
United Security Bancshares	12,531	102,629
Unity Bancorp	7,800	171,600
Univest Financial	23,720	678,155
Valley National Bancorp	338,776	4,654,782
Veritex Holdings	39,782	1,301,667
Washington Trust Bancorp	14,475	747,344
WesBanco	56,695	2,044,422
West Bancorporation	14,896	358,845
Westamerica Bancorporation	22,481	1,411,357
		208,353,354
Beverages–0.28%
†Celsius Holdings	30,700	1,475,135
Coca-Cola Consolidated	3,913	1,129,996
MGP Ingredients	10,800	638,820
National Beverage	20,234	989,645
†NewAge	85,800	245,388
Primo Water	135,900	2,209,734
		6,688,718
Biotechnology–9.71%
†4D Molecular Therapeutics	6,700	290,646

LVIP SSGA Small-Cap Index Fund–3

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†89bio	5,400	$ 127,872
†Abeona Therapeutics	64,400	121,072
†ADMA Biologics	50,600	89,056
†Adverum Biotechnologies	73,300	722,738
†Aeglea BioTherapeutics	39,900	316,008
†Affimed	74,900	592,459
†Agenus	145,900	396,848
†Akebia Therapeutics	133,786	452,866
†Akero Therapeutics	9,800	284,298
†Akouos	13,100	181,697
†Albireo Pharma	12,900	454,725
†Alector	41,589	837,602
†Aligos Therapeutics	9,600	218,304
†Allakos	22,700	2,605,506
†Allogene Therapeutics	46,500	1,641,450
†Allovir	16,700	390,780
†ALX Oncology Holdings	14,900	1,098,726
†Amicus Therapeutics	224,100	2,214,108
†AnaptysBio	17,700	381,435
†Anavex Life Sciences	46,100	689,195
†Anika Therapeutics	12,995	530,066
†Annexon	22,800	634,752
†Apellis Pharmaceuticals	52,304	2,244,365
†Applied Genetic Technologies	30,600	155,142
†Applied Molecular Transport	19,000	836,190
†Applied Therapeutics	12,300	230,687
†Aprea Therapeutics	6,800	34,680
†Aptinyx	34,800	104,400
†Aravive	15,700	103,463
†Arcturus Therapeutics Holding	16,700	689,710
†Arcus Biosciences	36,100	1,013,688
†Arcutis Biotherapeutics	16,900	488,917
†Ardelyx	70,600	467,372
†Arena Pharmaceuticals	49,310	3,421,621
†Arrowhead Pharmaceuticals	86,832	5,757,830
†Assembly Biosciences	32,100	147,660
†Atara Biotherapeutics	64,900	931,964
†Athenex	60,000	258,000
†Athersys	151,600	272,880
†Atreca Class A	19,600	300,468
†Avid Bioservices	48,300	880,509
†Avidity Biosciences	26,100	569,241
†Avrobio	31,085	394,469
†Axcella Health	14,300	68,068
†Beam Therapeutics	33,800	2,705,352
†Beyondspring	16,000	177,120
†BioAtla	9,900	503,316
†BioCryst Pharmaceuticals	153,003	1,556,041
†Biohaven Pharmaceutical Holding	40,800	2,788,680
†Bioxcel Therapeutics	11,030	476,055
†Black Diamond Therapeutics	13,000	315,380
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Blueprint Medicines	47,048	$ 4,574,477
†Bolt Biotherapeutics	10,800	355,428
†BrainStorm Cell Therapeutics	21,000	80,430
†Bridgebio Pharma	79,985	4,927,076
†C4 Therapeutics	9,000	332,910
†Cabaletta Bio	8,900	98,790
†Calithera Biosciences	60,600	146,652
†Calyxt	6,000	36,120
†CareDx	41,900	2,852,971
†CASI Pharmaceuticals	50,700	121,680
†Catabasis Pharmaceuticals	24,300	70,227
†Catalyst Biosciences	24,300	122,472
†Catalyst Pharmaceuticals	83,200	383,552
†CEL-SCI	31,000	471,510
†Centogene	2,500	30,325
†Checkpoint Therapeutics	31,700	99,538
†ChemoCentryx	41,745	2,139,014
†Chimerix	44,700	430,908
†Chinook Therapeutics	10,160	157,886
†Cidara Therapeutics	45,100	119,966
†Clovis Oncology	72,835	511,302
†Coherus Biosciences	48,805	713,041
†Concert Pharmaceuticals	27,502	137,235
†Constellation Pharmaceuticals	27,342	639,529
†ContraFect	12,650	60,720
†Corbus Pharmaceuticals Holdings	74,692	147,143
†Cortexyme	13,800	497,214
†Crinetics Pharmaceuticals	25,068	383,039
†Cue Biopharma	26,400	322,080
†Cullinan Oncology	11,200	466,704
†Cyclerion Therapeutics	28,487	79,479
†Cytokinetics	55,666	1,294,791
†CytomX Therapeutics	40,500	313,065
†Deciphera Pharmaceuticals	32,387	1,452,233
†Denali Therapeutics	53,300	3,043,430
†Dermtech	6,600	335,214
†Dicerna Pharmaceuticals	55,400	1,416,578
†Dyadic International	24,700	135,603
†Dynavax Technologies	94,115	925,150
†Dyne Therapeutics	11,700	181,701
†Eagle Pharmaceuticals	10,000	417,400
†Editas Medicine	54,838	2,303,196
†Eiger BioPharmaceuticals	28,300	250,455
†Emergent BioSolutions	38,248	3,553,622
†Enanta Pharmaceuticals	17,300	853,236
†Enochian Biosciences	20,800	73,632
†Epizyme	76,400	665,444
†Esperion Therapeutics	21,300	597,465
†Evelo Biosciences	17,900	191,530
†Exicure	55,000	119,900
†Fate Therapeutics	64,754	5,338,967

LVIP SSGA Small-Cap Index Fund–4

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Fennec Pharmaceuticals	17,600	$ 109,296
†FibroGen	71,000	2,464,410
†Five Prime Therapeutics	23,700	892,779
†Flexion Therapeutics	35,500	317,725
†Forma Therapeutics Holdings	25,900	725,718
†Fortress Biotech	57,000	201,210
†Frequency Therapeutics	21,500	204,250
†G1 Therapeutics	30,289	728,753
†Galectin Therapeutics	41,400	89,838
†Generation Bio	34,500	981,870
†Genprex	33,000	142,230
†Geron	192,694	304,457
†GlycoMimetics	40,400	121,604
†Gossamer Bio	47,700	441,225
†Gritstone Oncology	26,900	253,667
†Halozyme Therapeutics	113,043	4,712,763
†Harpoon Therapeutics	8,400	175,728
†Heron Therapeutics	75,392	1,222,104
†Homology Medicines	32,500	305,825
†Hookipa Pharma	12,400	166,780
†iBio	68,900	106,106
†Ideaya Biosciences	15,600	366,600
†IGM Biosciences	6,600	506,154
†Immunic	3,900	62,166
†Immunitybio	27,200	645,728
†ImmunoGen	165,293	1,338,873
†Immunovant	33,200	532,528
†Inhibrx	7,000	140,490
†Inovio Pharmaceuticals	143,600	1,332,608
†Insmed	85,800	2,922,348
†Intellia Therapeutics	43,300	3,475,041
†Intercept Pharmaceuticals	24,100	556,228
†Invitae	101,280	3,869,909
†Ironwood Pharmaceuticals	134,172	1,500,043
†iTeos Therapeutics	16,900	577,642
†IVERIC bio	75,100	464,118
†Jounce Therapeutics	16,200	166,374
†Kadmon Holdings	140,872	547,992
†KalVista Pharmaceuticals	14,100	362,229
†Karuna Therapeutics	13,400	1,611,082
†Karyopharm Therapeutics	59,462	625,540
†Keros Therapeutics	11,900	732,445
†Kezar Life Sciences	23,200	138,272
†Kindred Biosciences	29,600	147,112
†Kiniksa Pharmaceuticals Class A	24,500	453,495
†Kinnate Biopharma	11,600	361,456
†Kodiak Sciences	28,215	3,199,299
†Kronos Bio	12,800	374,656
†Krystal Biotech	11,900	916,776
†Kura Oncology	52,799	1,492,628
†Kymera Therapeutics	9,000	349,740
†La Jolla Pharmaceutical	22,300	94,552
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Lexicon Pharmaceuticals	38,316	$ 224,915
†Ligand Pharmaceuticals	12,465	1,900,289
†LogicBio Therapeutics	12,100	88,088
†MacroGenics	46,900	1,493,765
†Madrigal Pharmaceuticals	7,435	869,672
†Magenta Therapeutics	16,147	191,180
†MannKind	207,500	813,400
†Marker Therapeutics	33,200	74,368
†MediciNova	33,800	170,690
†MEI Pharma	109,400	375,242
†MeiraGTx Holdings	18,592	268,283
†Mersana Therapeutics	47,500	768,550
†Minerva Neurosciences	31,400	91,688
†Mirati Therapeutics	36,400	6,235,320
†Mirum Pharmaceuticals	6,400	126,848
†Molecular Templates	24,500	309,190
†Morphic Holding	12,500	791,000
†Mustang Bio	37,900	125,828
†Myriad Genetics	61,700	1,878,765
†Natera	64,400	6,539,176
†Neoleukin Therapeutics	29,800	366,838
†Neubase Therapeutics	13,600	100,504
†NextCure	16,200	162,162
†Nkarta	15,300	503,370
†Novavax	52,561	9,529,835
†Nurix Therapeutics	20,500	637,345
†Nymox Pharmaceutical	52,500	116,550
†Olema Pharmaceuticals	10,400	345,072
†Oncocyte	29,700	154,143
†OPKO Health	344,800	1,479,192
†Organogenesis Holdings	14,800	269,656
†Orgenesis	13,200	75,636
†ORIC Pharmaceuticals	20,000	490,000
†Ovid therapeutics	38,300	153,966
†Oyster Point Pharma	6,400	116,992
†Pandion Therapeutics	10,700	642,535
†Passage Bio	22,300	389,804
†PhaseBio Pharmaceuticals	17,200	59,512
†Pieris Pharmaceuticals	52,400	134,668
†PMV Pharmaceuticals	12,100	397,969
†Poseida Therapeutics	28,300	270,265
†Praxis Precision Medicines	9,600	314,496
†Precigen	53,600	369,304
†Precision BioSciences	40,700	421,245
†Prelude Therapeutics	8,200	355,306
†Protagonist Therapeutics	27,000	699,300
†Protara Therapeutics	500	7,870
†Prothena	25,500	640,560
†PTC Therapeutics	52,324	2,477,541
†Puma Biotechnology	28,600	277,992
†Radius Health	37,700	786,422
†Rapt Therapeutics	10,100	224,220
†REGENXBIO	29,300	999,423
†Relay Therapeutics	39,200	1,355,144

LVIP SSGA Small-Cap Index Fund–5

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Replimune Group	21,176	$ 646,080
†REVOLUTION Medicines	33,300	1,527,804
†Rhythm Pharmaceuticals	31,488	669,750
†Rigel Pharmaceuticals	143,163	489,617
†Rocket Pharmaceuticals	29,400	1,304,478
†Rubius Therapeutics	30,800	816,200
†Sangamo Therapeutics	97,089	1,216,525
†Savara	47,700	99,216
†Scholar Rock Holding	21,200	1,073,992
†Selecta Biosciences	62,500	282,813
†Seres Therapeutics	50,000	1,029,500
†Shattuck Labs	11,500	336,260
†Silverback Therapeutics	10,800	471,204
†Solid Biosciences	22,900	126,637
†Sorrento Therapeutics	212,400	1,756,548
†Spectrum Pharmaceuticals	122,625	399,757
†Spero Therapeutics	15,724	231,457
†SpringWorks Therapeutics	20,400	1,500,828
†Stoke Therapeutics	10,500	407,820
†Sutro Biopharma	24,900	566,724
†Syndax Pharmaceuticals	24,806	554,662
†Syros Pharmaceuticals	38,400	287,232
†TCR2 Therapeutics	23,800	525,504
†TG Therapeutics	101,100	4,873,020
†Translate Bio	61,304	1,010,903
†Travere Therapeutics	41,900	1,046,243
†Turning Point Therapeutics	31,700	2,998,503
†Twist Bioscience	40,200	4,979,172
†Tyme Technologies	56,300	100,214
†Ultragenyx Pharmaceutical	54,200	6,171,212
†UNITY Biotechnology	29,600	177,600
†UroGen Pharma	18,000	350,640
†Vanda Pharmaceuticals	45,981	690,635
†Vaxart	48,600	294,030
†Vaxcyte	17,700	349,575
†VBI Vaccines	166,500	517,815
†Veracyte	56,700	3,047,625
†Verastem	154,800	382,356
†Vericel	39,400	2,188,670
†Viking Therapeutics	57,436	363,283
†Vir Biotechnology	45,100	2,312,277
†Vor BioPharma	9,800	422,380
†Voyager Therapeutics	27,900	131,409
†X4 Pharmaceuticals	15,386	132,473
†XBiotech	11,984	205,765
†Xencor	48,200	2,075,492
†XOMA	5,300	216,293
†Y-mAbs Therapeutics	26,100	789,264
†Zentalis Pharmaceuticals	24,500	1,063,055
†ZIOPHARM Oncology	188,717	679,381
		235,220,956
Building Products–1.72%
AAON	34,617	2,423,536
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
Advanced Drainage Systems	47,900	$ 4,952,381
†Alpha Pro Tech	11,300	110,288
†American Woodmark	14,575	1,436,804
Apogee Enterprises	23,247	950,337
†Builders FirstSource	173,722	8,055,489
Caesarstone	20,000	274,600
†Cornerstone Building Brands	39,491	554,059
CSW Industrials	11,900	1,606,500
†Gibraltar Industries	27,491	2,515,702
Griffon	37,331	1,014,283
Insteel Industries	17,239	531,651
†JELD-WEN Holding	58,900	1,630,941
†Masonite International	21,188	2,441,705
†PGT Innovations	48,195	1,216,924
Quanex Building Products	27,852	730,558
†Resideo Technologies	124,000	3,503,000
Simpson Manufacturing	36,989	3,836,869
UFP Industries	50,810	3,853,430
		41,639,057
Capital Markets–1.54%
Artisan Partners Asset Management Class A	47,800	2,493,726
†Assetmark Financial Holdings	14,600	340,764
Associated Capital Group Class A	2,751	98,651
B. Riley Financial	16,223	914,653
BGC Partners Class A	276,300	1,334,529
†Blucora	40,368	671,724
Brightsphere Investment Group	54,900	1,118,862
Cohen & Steers	21,069	1,376,438
Cowen Class A	23,308	819,276
Diamond Hill Investment Group	2,532	395,017
†Donnelley Financial Solutions	25,900	720,797
Federated Hermes	82,600	2,585,380
†Focus Financial Partners Class A	32,900	1,369,298
GAMCO Investors Class A	5,495	101,932
Greenhill & Co	13,290	219,019
Hamilton Lane Class A	27,800	2,461,968
Houlihan Lokey	43,864	2,917,395
Moelis & Co Class A	46,000	2,524,480
Oppenheimer Holdings Class A	7,802	312,470
Piper Sandler	15,068	1,652,206
PJT Partners Class A	20,100	1,359,765
Pzena Investment Management Class A	16,959	178,578
†Safeguard Scientifics	19,020	129,716

LVIP SSGA Small-Cap Index Fund–6

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Sculptor Capital Management	14,500	$ 317,260
†Siebert Financial	10,000	40,500
Silvercrest Asset Management Group Class A	10,800	155,304
StepStone Group	17,300	610,171
Stifel Financial	85,020	5,446,381
†Stonex Group	13,824	903,813
Value Line	2,000	56,380
Virtus Investment Partners	6,132	1,444,086
Waddell & Reed Financial Class A	53,000	1,327,650
Westwood Holdings Group	9,814	141,911
WisdomTree Investments	114,808	717,550
		37,257,650
Chemicals–1.76%
†Advanced Emissions Solutions	8,921	49,066
†AdvanSix	22,400	600,768
†AgroFresh Solutions	42,200	84,400
American Vanguard	26,795	546,886
†Amyris	92,200	1,761,020
Avient	77,571	3,666,781
Balchem	27,309	3,424,822
Chase	6,239	726,157
†Ferro	68,487	1,154,691
FutureFuel	23,508	341,571
†GCP Applied Technologies	43,700	1,072,398
Hawkins	18,118	607,315
HB Fuller	44,909	2,825,225
†Ingevity	35,053	2,647,553
Innospec	21,204	2,177,439
†Intrepid Potash	8,000	260,480
†Koppers Holdings	19,060	662,526
†Kraton	26,941	985,771
Kronos Worldwide	21,789	333,372
†Livent	128,000	2,216,960
†Marrone Bio Innovations	67,300	140,657
Minerals Technologies	29,564	2,226,760
†Orion Engineered Carbons	50,295	991,817
PQ Group Holdings	35,900	599,530
Quaker Chemical	11,213	2,733,393
†Rayonier Advanced Materials	58,300	528,781
Sensient Technologies	35,895	2,799,810
Stepan	18,770	2,385,855
†Trecora Resources	20,892	162,331
Tredegar	25,130	377,201
Trinseo	33,200	2,113,844
Tronox Holdings Class A	80,400	1,471,320
		42,676,500
Commercial Services & Supplies–1.88%
ABM Industries	56,623	2,888,339
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
ACCO Brands	83,524	$ 704,943
Brady Class A	40,937	2,188,083
†BrightView Holdings	34,500	582,015
Brink's	41,760	3,308,645
†Casella Waste Systems Class A	41,134	2,614,888
†CECO Environmental	32,964	261,405
†Cimpress	15,334	1,535,393
CompX International	338	6,087
†CoreCivic	106,000	959,300
Covanta Holding	102,100	1,415,106
Deluxe	35,840	1,503,846
Ennis	23,762	507,319
†Harsco	65,400	1,121,610
Healthcare Services Group	64,781	1,815,811
†Heritage-Crystal Clean	13,854	375,859
Herman Miller	51,087	2,102,230
HNI	36,675	1,450,863
Interface	48,021	599,302
†KAR Auction Services	112,100	1,681,500
Kimball International Class B	31,602	442,428
Knoll	41,882	691,472
Matthews International Class A	25,810	1,020,786
†Montrose Environmental Group	18,400	923,496
NL Industries	5,036	37,518
Pitney Bowes	145,500	1,198,920
Quad/Graphics	38,023	134,221
†SP Plus	19,497	639,307
Steelcase Class A	73,498	1,057,636
†Team	26,897	310,122
Tetra Tech	45,891	6,228,327
UniFirst	12,767	2,856,106
†US Ecology	26,896	1,119,949
†Viad	16,613	693,593
†Vidler Water Resouces	12,971	115,442
VSE	8,966	354,157
		45,446,024
Communications Equipment–0.68%
ADTRAN	42,948	716,373
†Applied Optoelectronics	22,400	187,264
†CalAmp	29,972	325,196
†Calix	45,331	1,571,172
†Cambium Networks	4,400	205,568
†Casa Systems	25,968	247,475
†Clearfield	8,800	265,144
Comtech Telecommunications	22,375	555,795
†Digi International	25,743	488,860
†DZS	4,900	76,195
†Extreme Networks	100,645	880,644

LVIP SSGA Small-Cap Index Fund–7

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
†Genasys	30,400	$ 203,376
†Harmonic	87,788	688,258
†Infinera	141,423	1,361,904
†Inseego	63,800	638,000
†KVH Industries	14,075	178,471
†NETGEAR	25,234	1,037,117
†NetScout Systems	60,756	1,710,889
†PCTEL	16,600	115,370
†Plantronics	29,751	1,157,611
†Resonant	41,300	175,112
†Ribbon Communications	65,002	533,666
†Viavi Solutions	193,800	3,042,660
		16,362,120
Construction & Engineering–1.55%
†Aegion	25,028	719,555
†Ameresco Class A	20,521	997,936
†API Group	121,800	2,518,824
Arcosa	40,900	2,662,181
Argan	13,224	705,500
Comfort Systems	31,136	2,328,039
†Concrete Pumping Holdings	22,500	166,725
†Construction Partners Class A	19,600	585,648
†Dycom Industries	26,729	2,481,788
EMCOR Group	46,196	5,181,343
†Fluor	118,800	2,743,092
Granite Construction	39,379	1,585,005
†Great Lakes Dredge & Dock	52,634	767,404
†HC2 Holdings	36,433	143,546
†IES Holdings	7,200	362,952
†MasTec	48,178	4,514,278
†Matrix Service	25,207	330,464
†MYR Group	13,894	995,783
†Northwest Pipe	9,748	325,778
†NV5 Global	9,300	898,101
Primoris Services	41,238	1,366,215
†Sterling Construction	22,500	522,000
†Tutor Perini	36,306	687,999
†WillScot Mobile Mini Holdings	140,298	3,893,269
		37,483,425
Construction Materials–0.19%
†Forterra	21,000	488,250
†Summit Materials Class A	96,716	2,709,982
†U.S. Concrete	14,400	1,055,808
United States Lime & Minerals	2,087	279,053
		4,533,093
Consumer Finance–0.67%
Curo Group Holdings	3,400	49,606
†Encore Capital Group	27,763	1,116,906
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
†Enova International	29,523	$ 1,047,476
†EZCORP Class A	42,619	211,816
FirstCash	35,324	2,319,727
†Green Dot Class A	44,802	2,051,484
†LendingClub	59,260	978,975
Navient	159,600	2,283,876
Nelnet Class A	14,738	1,072,042
†Oportun Financial	18,300	378,993
†PRA Group	39,023	1,446,583
†PROG Holdings	56,900	2,463,201
Regional Management	8,443	292,634
†World Acceptance	3,801	493,218
		16,206,537
Containers & Packaging–0.23%
Greif Class A	21,500	1,225,500
Greif Class B	5,617	321,517
Myers Industries	29,997	592,741
†O-I Glass	135,700	2,000,218
Pactiv Evergreen	35,400	486,396
†Ranpak Holdings	26,000	521,560
†UFP Technologies	6,900	343,758
		5,491,690
Distributors–0.08%
Core-Mark Holding	38,460	1,488,017
†Funko Class A	19,900	391,632
†Greenlane Holdings Class A	6,873	36,461
Weyco Group	5,958	128,872
		2,044,982
Diversified Consumer Services–0.47%
†Adtalem Global Education	42,417	1,677,168
†American Public Education	11,660	415,446
†Aspen Group	16,500	99,000
Carriage Services	14,635	515,005
†Houghton Mifflin Harcourt	95,000	723,900
†Laureate Education Class A	93,200	1,266,588
†OneSpaWorld Holdings	40,500	431,325
†Perdoceo Education	57,168	683,729
†Regis	20,346	255,546
Strategic Education	20,735	1,905,754
†Stride	33,900	1,020,729
†Universal Technical Institute	29,275	170,966
†Vivint Smart Home	71,600	1,025,312
†WW International	39,600	1,238,688
		11,429,156
Diversified Financial Services–0.16%
Alerus Financial	13,300	396,074
Banco Latinoamericano de Comercio Exterior	29,358	444,187
†Cannae Holdings	72,900	2,888,298
†GWG Holdings	5,900	41,241

LVIP SSGA Small-Cap Index Fund–8

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Financial Services (continued)
Marlin Business Services	6,341	$ 86,491
		3,856,291
Diversified Telecommunication Services–0.69%
Alaska Communications Systems Group	43,800	142,350
†Anterix	10,200	481,032
ATN International	9,092	446,599
†Bandwidth Class A	16,800	2,129,232
†Cincinnati Bell	42,286	649,090
Cogent Communications Holdings	36,804	2,530,643
†Consolidated Communications Holdings	65,855	474,156
†IDT Class B	13,500	305,910
†Iridium Communications	103,150	4,254,937
†Liberty Latin America Class A	37,718	483,922
†Liberty Latin America Class C	133,853	1,737,412
†Ooma	16,994	269,355
†ORBCOMM	68,794	524,898
†Vonage Holdings	197,386	2,333,103
		16,762,639
Electric Utilities–0.58%
ALLETE	44,173	2,967,984
†Genie Energy Class B	18,100	114,754
MGE Energy	31,615	2,256,995
Otter Tail	34,981	1,615,072
PNM Resources	69,436	3,405,836
Portland General Electric	76,400	3,626,708
Spark Energy Class A	11,700	124,956
		14,112,305
Electrical Equipment–1.65%
Allied Motion Technologies	6,600	338,778
†American Superconductor	20,500	388,680
†Atkore International Group	39,600	2,847,240
AZZ	22,227	1,119,129
†Bloom Energy Class A	77,300	2,090,965
Encore Wire	17,426	1,169,807
EnerSys	36,122	3,279,878
†FuelCell Energy	252,800	3,642,848
LSI Industries	23,200	197,896
†Orion Energy Systems	25,600	178,176
†Plug Power	346,600	12,422,144
Powell Industries	9,308	315,262
Preformed Line Products	3,186	219,038
†Sunrun	135,835	8,215,301
†Thermon Group Holdings	27,660	539,093
†TPI Composites	26,700	1,506,681
†Vicor	16,171	1,375,020
		39,845,936
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components–2.08%
†908 Devices	6,200	$ 300,700
†Akoustis Technologies	27,300	364,182
†Arlo Technologies	70,815	444,718
Badger Meter	24,522	2,282,263
Bel Fuse Class B	9,600	190,944
Belden	38,142	1,692,361
Benchmark Electronics	31,166	963,653
CTS	27,111	842,068
†Daktronics	37,661	236,134
†ePlus	11,358	1,131,711
†Fabrinet	31,056	2,807,152
†FARO Technologies	15,199	1,315,777
†II-VI	87,328	5,970,615
†Insight Enterprises	29,303	2,796,092
†Intellicheck	14,800	124,024
†Iteris	40,486	249,799
†Itron	35,100	3,111,615
†Kimball Electronics	20,975	541,155
†Knowles	76,606	1,602,598
†Luna Innovations	25,800	271,674
Methode Electronics	31,566	1,325,141
†MTS Systems	16,457	957,797
†Napco Security Technologies	11,000	383,130
†nLight	30,300	981,720
†Novanta	29,063	3,833,119
†OSI Systems	14,568	1,399,985
†PAR Technology	15,100	987,691
PC Connection	10,324	478,930
†Plexus	23,863	2,191,578
†Powerfleet	28,500	234,270
†Research Frontiers	19,300	54,812
†Rogers	15,752	2,964,684
†Sanmina	55,595	2,300,521
†ScanSource	20,837	624,068
†TTM Technologies	85,850	1,244,825
Vishay Intertechnology	112,621	2,711,914
†Vishay Precision Group	10,872	334,966
†Wrap Technologies	12,200	67,832
		50,316,218
Energy Equipment & Services–0.76%
Archrock	108,402	1,028,735
†Aspen Aerogels	17,200	349,848
†Bristow Group	7,073	183,049
Cactus Class A	40,700	1,246,234
†ChampionX	157,700	3,426,821
†DMC Global	13,088	710,155
†Dril-Quip	29,900	993,577
†Exterran	29,500	99,120
†Frank's International	123,500	438,425
†Helix Energy Solutions Group	131,456	663,853
†Liberty Oilfield Services Class A	58,400	659,336
†Nabors Industries	6,114	571,353

LVIP SSGA Small-Cap Index Fund–9

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†National Energy Services Reunited	19,100	$ 236,267
†Newpark Resources	83,341	261,691
†NexTier Oilfield Solutions	150,363	559,350
†Oceaneering International	84,900	969,558
†Oil States International	49,700	299,691
Patterson-UTI Energy	157,600	1,123,688
†ProPetro Holding	66,300	706,758
†RPC	47,300	255,420
†Select Energy Services Class A	52,100	259,458
Solaris Oilfield Infrastructure Class A	26,700	327,609
†Tidewater	35,311	442,447
†Transocean	506,500	1,798,075
†U.S. Silica Holdings	67,483	829,366
		18,439,884
Entertainment–0.40%
†AMC Entertainment Holdings Class A	324,190	3,309,980
†Cinemark Holdings	92,700	1,892,007
†Eros STX Global	88,900	160,909
†Gaia	11,361	135,082
†Glu Mobile	124,132	1,549,167
†IMAX	41,000	824,100
†Liberty Media-Liberty Braves Class A	10,100	287,951
†Liberty Media-Liberty Braves Class C	32,300	898,586
†LiveXLive Media	37,000	160,580
†Marcus	20,834	416,472
		9,634,834
Equity Real Estate Investment Trusts–5.13%
Acadia Realty Trust	73,015	1,385,095
Agree Realty	53,266	3,585,334
Alexander & Baldwin	61,708	1,036,077
Alexander's	1,976	547,945
Alpine Income Property Trust	4,600	79,856
American Assets Trust	43,173	1,400,532
American Finance Trust	93,400	917,188
Armada Hoffler Properties	47,300	593,142
Bluerock Residential Growth REIT	16,700	168,837
Broadstone Net Lease	31,800	581,940
BRT Apartments	10,000	168,400
CareTrust REIT	82,771	1,927,323
CatchMark Timber Trust Class A	44,400	451,992
Centerspace	11,846	805,528
†Chatham Lodging Trust	43,331	570,236
CIM Commercial Trust	10,466	134,907
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
City Office REIT	38,900	$ 413,118
Clipper Realty	14,900	118,008
†Colony Capital	417,500	2,705,400
Columbia Property Trust	98,300	1,680,930
Community Healthcare Trust	20,000	922,400
CorEnergy Infrastructure Trust	14,120	99,828
†CorePoint Lodging	34,950	315,599
CTO Realty Growth	5,314	276,381
†DiamondRock Hospitality	173,074	1,782,662
Diversified Healthcare Trust	197,800	945,484
Easterly Government Properties	70,000	1,451,100
EastGroup Properties	33,288	4,769,505
Essential Properties Realty Trust	89,335	2,039,518
Farmland Partners	22,900	256,709
Four Corners Property Trust	63,600	1,742,640
Franklin Street Properties	86,327	470,482
GEO Group	105,226	816,554
Getty Realty	31,264	885,396
Gladstone Commercial	27,505	537,998
Gladstone Land	20,800	380,640
Global Medical REIT	36,800	482,448
Global Net Lease	77,654	1,402,431
Healthcare Realty Trust	118,184	3,583,339
†Hersha Hospitality Trust	17,441	184,003
Independence Realty Trust	80,956	1,230,531
Indus Realty Trust	2,186	131,510
Industrial Logistics Properties Trust	55,689	1,288,087
Innovative Industrial Properties	19,000	3,423,040
iStar	59,870	1,064,489
Kite Realty Group Trust	71,254	1,374,490
Lexington Realty Trust	230,986	2,566,254
LTC Properties	33,473	1,396,494
Macerich	130,700	1,529,190
†Mack-Cali Realty	72,700	1,125,396
Monmouth Real Estate Investment	81,789	1,446,847
National Health Investors	37,634	2,720,186
National Storage Affiliates Trust	54,350	2,170,195
NETSTREIT	12,200	225,578
New Senior Investment Group	76,100	474,103
NexPoint Residential Trust	18,200	838,838
Office Properties Income Trust	40,040	1,101,901
One Liberty Properties	14,907	331,979
Pebblebrook Hotel Trust	109,760	2,666,070
Physicians Realty Trust	177,000	3,127,590

LVIP SSGA Small-Cap Index Fund–10

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Piedmont Office Realty Trust Class A	104,400	$ 1,813,428
Plymouth Industrial REIT	18,600	313,410
PotlatchDeltic	55,406	2,932,086
Preferred Apartment Communities Class A	39,200	386,120
PS Business Parks	17,462	2,699,276
QTS Realty Trust Class A	54,400	3,374,976
Retail Opportunity Investments	99,867	1,584,889
Retail Properties of America Class A	185,900	1,948,232
Retail Value	6,672	124,833
RLJ Lodging Trust	142,555	2,206,751
RPT Realty	66,905	763,386
†Ryman Hospitality Properties	42,806	3,317,893
Sabra Health Care REIT	174,177	3,023,713
Safehold	15,200	1,065,520
Saul Centers	10,966	439,846
†Seritage Growth Properties Class A	31,800	583,530
Service Properties Trust	141,900	1,682,934
SITE Centers	132,700	1,799,412
STAG Industrial	131,334	4,414,136
†Summit Hotel Properties	87,673	890,758
†Sunstone Hotel Investors	186,892	2,328,674
Tanger Factory Outlet Centers	77,400	1,171,062
Terreno Realty	58,334	3,369,955
UMH Properties	33,767	647,313
Uniti Group	167,900	1,851,937
Universal Health Realty Income Trust	10,773	730,194
Urban Edge Properties	100,300	1,656,956
Urstadt Biddle Properties Class A	24,017	399,883
Washington Real Estate Investment Trust	71,275	1,575,177
Whitestone REIT	33,971	329,519
†Xenia Hotels & Resorts	97,904	1,909,128
		124,184,600
Food & Staples Retailing–0.82%
Andersons	26,463	724,557
†BJ's Wholesale Club Holdings	116,400	5,221,704
†Chefs' Warehouse	25,735	783,888
†HF Foods Group	28,500	205,770
Ingles Markets Class A	11,831	729,381
Natural Grocers by Vitamin Cottage	9,189	161,267
†Performance Food Group	111,500	6,423,515
PriceSmart	19,732	1,909,071
†Rite Aid	45,805	937,170
SpartanNash	31,558	619,484
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food & Staples Retailing (continued)
†United Natural Foods	46,899	$ 1,544,853
Village Super Market Class A	8,413	198,294
Weis Markets	8,900	503,028
		19,961,982
Food Products–1.42%
Alico	6,063	181,041
B&G Foods	55,514	1,724,265
†Bridgford Foods	3,126	48,453
Calavo Growers	14,054	1,091,153
†Cal-Maine Foods	30,130	1,157,595
†Darling Ingredients	137,159	10,092,159
†Farmer Bros	10,801	112,762
Fresh Del Monte Produce	27,456	786,065
†Freshpet	34,000	5,399,540
†Hostess Brands	108,200	1,551,588
J & J Snack Foods	12,987	2,039,349
John B Sanfilippo & Son	7,602	686,993
Lancaster Colony	16,054	2,815,229
†Landec	23,106	244,924
Limoneira	16,000	280,000
Sanderson Farms	16,990	2,646,702
†Seneca Foods Class A	5,288	249,012
†Simply Good Foods	74,000	2,251,080
Tootsie Roll Industries	14,441	478,417
†Vital Farms	20,500	447,720
		34,284,047
Gas Utilities–0.84%
Brookfield Infrastructure Class A	27,400	2,092,538
Chesapeake Utilities	14,765	1,713,921
New Jersey Resources	80,797	3,221,377
Northwest Natural Holding	25,519	1,376,750
ONE Gas	44,446	3,418,342
RGC Resources	5,485	121,657
South Jersey Industries	88,004	1,987,130
Southwest Gas Holdings	48,922	3,361,431
Spire	42,620	3,149,192
		20,442,338
Health Care Equipment & Supplies–3.29%
†Accelerate Diagnostics	31,621	263,087
†Accuray	82,018	405,989
†Acutus Medical	8,900	118,993
†Alphatec Holdings	46,300	731,077
†AngioDynamics	32,492	760,313
†Antares Pharma	153,500	630,885
†Apyx Medical	29,600	285,936
†Aspira Women's Health	73,500	496,125
†AtriCure	38,103	2,496,508
Atrion	1,167	748,409
†Avanos Medical	41,400	1,810,836
†AxoGen	33,700	682,762

LVIP SSGA Small-Cap Index Fund–11

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Axonics Modulation Technologies	26,100	$ 1,563,129
†BioLife Solutions	8,800	316,800
†BioSig Technologies	20,000	86,200
†Cantel Medical	33,000	2,634,720
†Cardiovascular Systems	32,982	1,264,530
†Cerus	136,183	818,460
†Co-Diagnostics	27,200	259,488
CONMED	22,922	2,993,384
†CryoLife	32,410	731,818
†CryoPort	30,300	1,575,903
†Cutera	14,100	423,705
†CytoSorbents	32,400	281,232
†Eargo	6,900	344,655
†Electromed	9,700	102,238
†FONAR	8,300	150,147
†GenMark Diagnostics	59,100	1,412,490
†Glaukos	36,245	3,042,043
†Heska	6,000	1,010,760
†Inari Medical	14,200	1,519,400
†Inogen	16,490	866,055
†Integer Holdings	28,425	2,617,942
†Intersect ENT	29,200	609,696
†IntriCon	9,400	241,016
†Invacare	30,039	240,913
†iRadimed	4,700	121,119
†iRhythm Technologies	24,550	3,409,013
†Lantheus Holdings	56,706	1,211,807
LeMaitre Vascular	14,098	687,700
†LENSAR	9,043	65,652
†LivaNova	41,396	3,052,127
†Meridian Bioscience	35,975	944,344
†Merit Medical Systems	45,741	2,738,971
Mesa Laboratories	4,130	1,005,655
†Misonix	9,100	178,269
†Natus Medical	30,063	769,913
†Neogen	44,825	3,984,494
†Nevro	28,900	4,031,550
†NuVasive	43,537	2,854,286
†OraSure Technologies	63,606	742,282
†Ortho Clinical Diagnostics Holdings	75,500	1,456,772
†Orthofix Medical	15,803	685,060
†OrthoPediatrics	11,305	551,119
†Outset Medical	8,800	478,632
†Pulmonx	10,300	471,122
†Pulse Biosciences	13,223	313,121
†Quotient	51,500	189,520
†Repro-Med Systems	30,600	107,712
†Retractable Technologies	8,300	106,406
†Rockwell Medical	83,035	96,321
†SeaSpine Holdings	25,140	437,436
†Shockwave Medical	24,000	3,126,240
†SI-BONE	25,500	811,155
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Sientra	44,200	$ 322,218
†Silk Road Medical	23,500	1,190,275
†Soliton	7,500	131,775
†STAAR Surgical	38,899	4,100,344
†Stereotaxis	41,555	279,250
†Surgalign Holdings	69,600	151,728
†Surmodics	11,165	626,021
†Tactile Systems Technology	16,500	899,085
†Tela Bio	7,500	111,750
†TransMedics Group	16,200	672,138
Utah Medical Products	2,615	226,459
†Vapotherm	15,800	379,516
†Varex Imaging	31,400	643,386
†ViewRay	102,700	446,745
†Zynex	16,600	253,482
		79,599,614
Health Care Providers & Services–2.65%
†1Life Healthcare	66,600	2,602,728
†Accolade	27,400	1,243,138
†AdaptHealth	64,200	2,359,992
†Addus HomeCare	12,400	1,296,916
†AMN Healthcare Services	39,574	2,916,604
†Apollo Medical Holdings	10,000	270,900
†Avalon GloboCare	14,400	15,408
†Brookdale Senior Living	165,200	999,460
†Castle Biosciences	10,800	739,368
†Community Health Systems	71,200	962,624
†CorVel	7,286	747,471
†Covetrus	98,500	2,952,045
†Cross Country Healthcare	32,017	399,892
Ensign Group	43,933	4,122,673
†Enzo Biochem	41,515	142,811
†Exagen	4,200	73,500
†Fulgent Genetics	11,400	1,101,468
†Hanger	31,400	716,548
†HealthEquity	66,130	4,496,840
†InfuSystem Holdings	12,600	256,536
†Joint	11,100	536,907
†LHC Group	25,804	4,933,983
†Magellan Health	20,695	1,929,602
†MEDNAX	64,200	1,635,174
†ModivCare	10,433	1,545,336
National HealthCare	10,375	808,316
†National Research	11,337	530,912
†Ontrack	7,200	234,432
†Option Care Health	73,207	1,298,692
Owens & Minor	61,354	2,306,297
Patterson	73,800	2,357,910
†Pennant Group	21,966	1,006,043
†PetIQ	19,800	698,148
†Progyny	22,500	1,001,475
†R1 RCM	94,664	2,336,307
†RadNet	36,400	791,700

LVIP SSGA Small-Cap Index Fund–12

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Select Medical Holdings	92,167	$ 3,142,894
†Sharps Compliance	11,100	159,507
†Surgery Partners	20,000	885,200
†Tenet Healthcare	88,792	4,617,184
†Tivity Health	39,428	880,033
†Triple-S Management Class B	20,859	542,960
U.S. Physical Therapy	10,949	1,139,791
†Viemed Healthcare	31,700	320,804
		64,056,529
Health Care Technology–1.14%
†Allscripts Healthcare Solutions	136,700	2,052,551
†Computer Programs and Systems	11,449	350,339
†Evolent Health Class A	63,900	1,290,780
†Health Catalyst	29,000	1,356,330
†HealthStream	23,945	534,931
†HMS Holdings	74,420	2,751,680
†iCAD	17,300	367,106
†Inovalon Holdings Class A	64,400	1,853,432
†Inspire Medical Systems	22,200	4,595,178
†NantHealth	19,100	61,311
†NextGen Healthcare	47,328	856,637
†Omnicell	36,125	4,691,554
†OptimizeRx	13,200	643,500
†Phreesia	28,000	1,458,800
†Schrodinger	26,300	2,006,427
Simulations Plus	12,900	815,796
†Tabula Rasa HealthCare	18,000	828,900
†Vocera Communications	26,840	1,032,266
		27,547,518
Hotels, Restaurants & Leisure–3.97%
†Accel Entertainment Class A	41,900	457,967
†Bally's	16,073	1,044,423
†Biglari Holdings Class B	885	117,493
†BJ's Restaurants	18,759	1,089,523
†Bloomin' Brands	75,752	2,049,092
Bluegreen Vacations	8,200	88,396
†Bluegreen Vacations Holding	11,600	215,064
†Boyd Gaming	69,059	4,071,719
†Brinker International	39,100	2,778,446
†Caesars Entertainment	153,600	13,432,320
†Carrols Restaurant Group	28,565	170,961
†Century Casinos	27,600	283,452
†Cheesecake Factory	36,674	2,145,796
Churchill Downs	32,383	7,364,542
†Chuy's Holdings	16,132	714,970
†Cracker Barrel Old Country Store	20,162	3,485,606
†Dave & Buster's Entertainment	38,300	1,834,570
Del Taco Restaurants	25,200	241,416
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Denny's	54,556	$ 988,009
†Dine Brands Global	13,232	1,191,277
†El Pollo Loco Holdings	16,100	259,532
†Everi Holdings	73,200	1,032,852
†Fiesta Restaurant Group	16,457	207,194
†GAN	22,800	414,960
†Golden Entertainment	13,700	346,062
†Hilton Grand Vacations	72,200	2,706,778
†International Game Technology	86,100	1,381,905
Jack in the Box	19,615	2,153,335
†Kura Sushi USA Class A	4,600	145,544
†Lindblad Expeditions Holdings	23,900	451,710
†Marriott Vacations Worldwide	34,457	6,001,720
†Monarch Casino & Resort	10,684	647,664
Nathan's Famous	3,102	195,705
†Noodles & Co.	29,000	300,150
Papa John's International	27,522	2,439,550
†Penn National Gaming	132,903	13,933,550
†PlayAGS	20,400	164,832
RCI Hospitality Holdings	7,400	470,566
†Red Robin Gourmet Burgers	12,822	511,470
†Red Rock Resorts Class A	57,000	1,857,630
†Ruth's Hospitality Group	29,566	734,124
†Scientific Games Class A	49,752	1,916,447
†SeaWorld Entertainment	43,862	2,178,625
†Shake Shack Class A	29,800	3,360,546
†Target Hospitality	39,300	98,643
†Texas Roadhouse	55,870	5,360,168
Wingstop	25,100	3,191,967
		96,228,271
Household Durables–2.18%
†Beazer Homes	25,819	540,133
†Casper Sleep	10,800	78,192
†Cavco Industries	8,026	1,810,746
†Century Communities	25,138	1,516,324
Ethan Allen Interiors	20,232	558,605
†GoPro Class A	103,500	1,204,740
†Green Brick Partners	22,882	518,964
Hamilton Beach Brands Holding Class A	7,284	132,059
†Helen of Troy	20,798	4,381,307
Hooker Furniture	11,100	404,706
Installed Building Products	19,818	2,197,420
†iRobot	23,322	2,849,482
KB Home	77,036	3,584,485
La-Z-Boy	38,633	1,641,130
†Legacy Housing	7,360	130,493
†LGI Homes	18,800	2,807,028
Lifetime Brands	10,224	150,191
†Lovesac	8,000	452,800
†M/I Homes	23,374	1,380,702

LVIP SSGA Small-Cap Index Fund–13

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
MDC Holdings	47,731	$ 2,835,221
†Meritage Homes	31,384	2,884,817
†Purple Innovation	27,711	877,053
†Skyline Champion	45,634	2,065,395
†Sonos	102,936	3,857,012
†Taylor Morrison Home	107,000	3,296,670
†TopBuild	28,200	5,905,926
†TRI Pointe Group	109,652	2,232,515
†Tupperware Brands	42,200	1,114,502
†Turtle Beach	12,600	336,042
†Universal Electronics	11,311	621,766
†VOXX International	17,700	337,362
		52,703,788
Household Products–0.25%
†Central Garden & Pet	8,900	516,289
†Central Garden & Pet Class A	34,022	1,765,401
Oil-Dri Corp. of America	4,554	156,840
WD-40	11,538	3,532,705
		5,971,235
Independent Power and Renewable Electricity Producers–0.53%
†Atlantic Power	84,833	245,167
Brookfield Renewable Class A	110,118	5,153,523
Clearway Energy Class A	29,500	782,045
Clearway Energy Class C	71,300	2,006,382
Ormat Technologies	35,060	2,753,262
†Sunnova Energy International	46,200	1,885,884
		12,826,263
Industrial Conglomerates–0.05%
†Raven Industries	30,551	1,171,020
		1,171,020
Insurance–1.94%
†Ambac Financial Group	38,493	644,373
American Equity Investment Life Holding	78,855	2,486,298
AMERISAFE	17,199	1,100,736
Argo Group International Holdings	27,967	1,407,299
†BRP Group Class A	32,900	896,525
†Citizens	45,063	260,915
CNO Financial Group	114,412	2,779,067
Crawford & Co. Class A	12,200	129,930
Donegal Group Class A	13,146	195,350
†eHealth	21,819	1,586,896
Employers Holdings	24,027	1,034,603
†Enstar Group	10,411	2,568,706
FBL Financial Group Class A	8,974	501,826
†FedNat Holding	12,700	58,801
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
†Genworth Financial Class A	435,800	$ 1,446,856
Goosehead Insurance Class A	11,400	1,221,852
†Greenlight Capital Re Class A	19,457	169,276
HCI Group	5,007	384,638
Heritage Insurance Holdings	24,700	273,676
Horace Mann Educators	35,731	1,543,936
Independence Holding	4,117	164,062
Investors Title	953	158,198
James River Group Holdings	25,700	1,172,434
Kinsale Capital Group	17,900	2,949,920
†MBIA	47,184	453,910
National Western Life Group Class A	2,216	551,784
†NI Holdings	10,200	188,496
†Palomar Holdings	17,600	1,179,904
ProAssurance	46,200	1,236,312
†ProSight Global	10,700	134,820
Protective Insurance Class B	9,811	224,378
RLI	33,634	3,752,545
Safety Insurance Group	12,199	1,027,766
Selective Insurance Group	50,207	3,642,016
†Selectquote	111,800	3,299,218
†SiriusPoint	75,300	765,801
State Auto Financial	16,295	321,174
Stewart Information Services	22,039	1,146,689
Tiptree Financial	25,046	224,162
†Trupanion	26,361	2,008,972
United Fire Group	17,621	613,211
United Insurance Holdings	21,400	154,294
Universal Insurance Holdings	25,803	370,015
†Watford Holdings	16,100	557,221
		46,988,861
Interactive Media & Services–0.36%
†Cargurus	76,300	1,818,229
†Cars.com	59,700	773,712
†DHI Group	47,381	158,726
†Eventbrite Class A	55,300	1,225,448
†EverQuote Class A	13,200	479,028
†Liberty TripAdvisor Holdings Class A	65,075	415,179
†MediaAlpha Class A	9,200	325,956
†QuinStreet	42,911	871,093
†TrueCar	85,700	410,075
†Yelp	60,700	2,367,300
		8,844,746
Internet & Direct Marketing Retail–0.80%
†1-800-Flowers.com Class A	21,464	592,621
†CarParts.com	20,700	295,596
†Duluth Holdings Class B	8,300	140,602
†Groupon	19,995	1,010,647
†Lands' End	10,400	258,024

LVIP SSGA Small-Cap Index Fund–14

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Internet & Direct Marketing Retail (continued)
†Liquidity Services	24,773	$ 460,282
†Magnite	94,342	3,925,571
†Overstock.com	36,097	2,391,787
PetMed Express	15,909	559,599
†Quotient Technology	72,700	1,187,918
†RealReal	54,900	1,242,387
Shutterstock	18,952	1,687,486
†Stamps.com	14,338	2,860,575
†Stitch Fix Class A	50,000	2,477,000
†Waitr Holdings	69,900	204,807
		19,294,902
IT Services–1.51%
†BM Technologies	4,167	48,545
†Brightcove	32,586	655,630
†Cardtronics Class A	30,840	1,196,592
Cass Information Systems	11,915	551,307
†Conduent	140,400	935,064
CSG Systems International	28,088	1,260,870
EVERTEC	52,200	1,942,884
†Evo Payments Class A	35,300	971,456
†ExlService Holdings	28,748	2,591,920
†GreenSky Class A	58,800	363,972
†Grid Dynamics Holdings	21,700	345,681
†GTT Communications	37,300	68,259
Hackett Group	23,076	378,216
†I3 Verticals Class A	13,591	423,020
†Information Services Group	32,302	142,129
†International Money Express	16,700	250,667
†Limelight Networks	115,249	411,439
†LiveRamp Holdings	56,172	2,914,203
MAXIMUS	51,974	4,627,765
†MoneyGram International	55,400	363,978
NIC	57,047	1,935,605
†Paysign	35,100	153,387
†Perficient	28,125	1,651,500
Perspecta	118,100	3,430,805
†PFSweb	19,700	132,975
†Rackspace Technology	27,800	661,084
†Repay Holdings	52,800	1,239,744
†ServiceSource International	68,100	100,107
†StarTek	21,100	167,745
†Sykes Enterprises	32,877	1,449,218
TTEC Holdings	15,660	1,573,047
†Tucows Class A	8,300	643,250
†Unisys	53,254	1,353,717
†Verra Mobility	116,000	1,570,060
		36,505,841
Leisure Products–0.64%
Acushnet Holdings	28,700	1,186,171
†American Outdoor Brands	14,008	353,002
†Callaway Golf	81,227	2,172,822
Clarus	20,924	356,754
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Products (continued)
Escalade	9,403	$ 196,617
Johnson Outdoors Class A	4,286	611,826
†Malibu Boats Class A	17,500	1,394,400
Marine Products	7,736	125,865
†Mastercraft Boat Holgings	17,700	470,643
†Nautilus	26,500	414,460
Smith & Wesson Brands	46,032	803,258
Sturm Ruger	14,314	945,726
†Vista Outdoor	50,500	1,619,535
†YETI Holdings	68,061	4,914,685
		15,565,764
Life Sciences Tools & Services–0.88%
†ChromaDex	33,700	314,758
†Codexis	49,000	1,121,610
†Fluidigm	65,466	295,906
†Harvard Bioscience	32,100	175,266
Luminex	36,707	1,170,953
†Medpace Holdings	23,400	3,838,770
†NanoString Technologies	37,200	2,444,412
†NeoGenomics	91,965	4,435,472
†Pacific Biosciences of California	154,198	5,136,336
†Personalis	22,000	541,420
†Quanterix	19,200	1,122,624
†Seer	12,400	620,248
		21,217,775
Machinery–3.69%
Alamo Group	8,535	1,332,740
Albany International Class A	26,643	2,223,891
Altra Industrial Motion	54,678	3,024,787
Astec Industries	19,069	1,438,184
Barnes Group	40,754	2,018,953
†Blue Bird	15,592	390,268
†Chart Industries	30,674	4,366,444
†CIRCOR International	18,526	645,075
Columbus McKinnon	19,808	1,045,070
Douglas Dynamics	19,249	888,341
Eastern	5,400	144,720
†Energy Recovery	33,800	619,892
Enerpac Tool Group	46,614	1,217,558
EnPro Industries	17,809	1,518,574
ESCO Technologies	22,238	2,421,496
†Evoqua Water Technologies	98,700	2,595,810
†ExOne	9,100	285,376
Federal Signal	51,807	1,984,208
Franklin Electric	39,040	3,081,818
†Gencor Industries	11,730	157,299
Gorman-Rupp	16,682	552,341
Graham	9,562	136,163
Greenbrier	27,701	1,308,041
Helios Technologies	26,828	1,954,956
Hillenbrand	62,832	2,997,715

LVIP SSGA Small-Cap Index Fund–15

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Hurco	5,369	$ 189,526
†Hydrofarm Holdings Group	8,200	494,624
Hyster-Yale Materials Handling	8,866	772,406
John Bean Technologies	26,592	3,545,777
Kadant	9,799	1,812,913
Kennametal	70,200	2,805,894
†L B Foster Class A	9,908	177,353
Lindsay	9,207	1,534,070
Luxfer Holdings	22,300	474,544
†Lydall	15,702	529,786
†Manitowoc	27,875	574,783
†Mayville Engineering	5,400	77,652
†Meritor	60,112	1,768,495
Miller Industries	10,546	487,120
Mueller Industries	48,440	2,002,994
Mueller Water Products Class A	135,527	1,882,470
†Navistar International	43,300	1,906,499
†NN	41,056	290,266
Omega Flex	2,689	424,539
Park-Ohio Holdings	5,449	171,589
†Proto Labs	22,643	2,756,785
†RBC Bearings	20,918	4,116,035
†REV Group	20,300	388,948
Rexnord	102,464	4,825,030
Shyft Group	28,816	1,071,955
†SPX	37,300	2,173,471
SPX FLOW	36,900	2,336,877
Standex International	11,054	1,056,431
Tennant	15,281	1,220,799
Terex	56,800	2,616,776
†TriMas	34,625	1,049,830
Wabash National	45,140	848,632
Watts Water Technologies Class A	23,194	2,755,679
†Welbilt	112,700	1,831,375
		89,321,643
Marine–0.17%
Costamare	43,800	421,356
†Eagle Bulk Shipping	6,942	250,745
Eneti	6,239	131,206
Genco Shipping & Trading	19,600	197,568
Matson	36,000	2,401,200
†Safe Bulkers	54,300	133,035
†SEACOR Holdings	17,400	709,050
		4,244,160
Media–0.83%
†AMC Networks Class A	24,500	1,302,420
†Boston Omaha Class A	12,200	360,632
†Cardlytics	25,500	2,797,350
†comScore	57,700	211,182
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†Daily Journal	1,050	$ 332,273
†Emerald Holding	26,000	143,520
†Entercom Communications Class A	108,806	571,231
Entravision Communications Class A	42,030	169,801
EW Scripps Class A	46,866	903,108
†Fluent	43,468	178,219
†Gannett	110,624	595,157
Gray Television	74,718	1,374,811
†Hemisphere Media Group	16,400	191,060
†iHeartMedia Class A	54,600	990,990
Loral Space & Communications	12,461	469,406
†Meredith	33,934	1,010,555
†MSG Networks Class A	26,000	391,040
National CineMedia	60,629	280,106
†Saga Communications Class A	3,413	74,574
Scholastic	26,191	788,611
Sinclair Broadcast Group Class A	38,000	1,111,880
†TechTarget	20,598	1,430,531
TEGNA	186,294	3,507,916
†Tribune Publishing	14,400	259,056
†WideOpenWest	46,694	634,571
		20,080,000
Metals & Mining–1.87%
†Alcoa	159,300	5,175,657
†Allegheny Technologies	110,200	2,320,812
†Arconic	86,200	2,188,618
Caledonia Mining	10,200	145,758
Carpenter Technology	41,200	1,695,380
†Century Aluminum	41,658	735,680
†Cleveland-Cliffs	382,255	7,687,148
†Coeur Mining	209,786	1,894,368
Commercial Metals	100,500	3,099,420
Compass Minerals International	29,600	1,856,512
†Gatos Silver	21,700	216,349
Gold Resource	62,800	165,792
Haynes International	12,481	370,311
Hecla Mining	440,676	2,507,446
Kaiser Aluminum	13,522	1,494,181
Materion	17,384	1,151,516
†Novagold Resources	205,900	1,803,684
Olympic Steel	6,906	203,382
†Ryerson Holding	16,325	278,178
Schnitzer Steel Industries Class A	22,001	919,422
SunCoke Energy	74,644	523,254
†TimkenSteel	36,500	428,875
United States Steel	221,900	5,807,123

LVIP SSGA Small-Cap Index Fund–16

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
Warrior Met Coal	44,200	$ 757,146
Worthington Industries	29,508	1,979,692
		45,405,704
Mortgage Real Estate Investment Trusts (REITs)–1.20%
Apollo Commercial Real Estate Finance	121,681	1,699,884
Arbor Realty Trust	100,300	1,594,770
Ares Commercial Real Estate	25,289	346,965
†Arlington Asset Investment Class A	35,910	145,076
ARMOUR Residential REIT	53,453	652,127
Blackstone Mortgage Trust Class A	117,817	3,652,327
Broadmark Realty Capital	107,600	1,125,496
Capstead Mortgage	89,508	557,635
Cherry Hill Mortgage Investment	12,299	114,873
Chimera Investment	166,500	2,114,550
Colony Credit Real Estate	71,000	604,920
Dynex Capital	20,243	383,200
Ellington Financial	33,800	541,138
Granite Point Mortgage Trust	45,700	547,029
Great Ajax	17,055	185,899
Hannon Armstrong Sustainable Infrastructure Capital	62,300	3,495,030
Invesco Mortgage Capital	166,836	669,012
KKR Real Estate Finance Trust	23,100	424,809
Ladder Capital	87,889	1,037,090
MFA Financial	393,700	1,602,359
New York Mortgage Trust	325,782	1,456,245
Orchid Island Capital	70,400	423,104
PennyMac Mortgage Investment Trust	84,821	1,662,492
Ready Capital	34,911	468,506
Redwood Trust	95,325	992,333
TPG RE Finance Trust	53,200	595,840
Two Harbors Investment	237,700	1,742,341
Western Asset Mortgage Capital	55,684	177,632
		29,012,682
Multiline Retail–0.32%
Big Lots	31,400	2,144,620
Dillard's Class A	6,000	579,420
Franchise Group	19,200	693,312
†Macy's	265,600	4,300,064
		7,717,416
Multi-Utilities–0.40%
Avista	58,026	2,770,742
Black Hills	53,373	3,563,715
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities (continued)
NorthWestern	43,006	$ 2,803,991
Unitil	12,341	563,860
		9,702,308
Oil, Gas & Consumable Fuels–1.83%
†Antero Resources	209,400	2,135,880
†Arch Resources	12,800	532,480
†Ardmore Shipping	24,100	109,414
Berry	54,771	301,788
†Bonanza Creek Energy	17,200	614,556
Brigham Minerals Class A	32,300	472,872
†Clean Energy Fuels	111,595	1,533,315
†CNX Resources	184,600	2,713,620
=†πCobalt International Energy	1	0
†Comstock Resources	21,100	116,894
†CONSOL Energy	28,700	278,964
†Contango Oil & Gas	76,200	297,180
†CVR Energy	27,500	527,450
†Delek US Holdings	53,579	1,166,951
DHT Holdings	91,300	541,409
†Diamond S Shipping	28,300	283,849
†Dorian	27,936	366,800
†Earthstone Energy Class A	18,900	135,135
†Energy Fuels	108,000	613,440
Evolution Petroleum	25,347	85,673
Falcon Minerals	27,400	123,026
†Frontline	97,600	697,840
†Golar LNG	75,901	776,467
†Goodrich Petroleum	10,500	99,330
†Green Plains	30,493	825,446
International Seaways	22,165	429,558
†Kosmos Energy	344,500	1,057,615
†Magnolia Oil & Gas Class A	105,900	1,215,732
Matador Resources	95,630	2,242,523
NACCO Industries Class A	1,799	44,885
†NextDecade	4,661	12,445
Nordic American Tankers	140,398	456,293
†Overseas Shipholding Group Class A	47,800	98,468
Ovintiv	222,700	5,304,714
†Par Pacific Holdings	33,735	476,338
†PBF Energy Class A	80,800	1,143,320
†PDC Energy	84,304	2,900,058
†Peabody Energy	52,112	159,463
†Penn Virginia	14,000	187,600
†PrimeEnergy Resources	700	36,673
†Range Resources	185,800	1,919,314
†Renewable Energy Group	33,464	2,209,963
†REX American Resources	5,150	433,475
Scorpio Tankers	44,422	820,030
SFL	77,642	622,689
SM Energy	98,200	1,607,534
†Southwestern Energy	545,709	2,537,547
†Talos Energy	9,000	108,360

LVIP SSGA Small-Cap Index Fund–17

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Tellurian	96,200	$ 225,108
†Uranium Energy	160,000	457,600
†W&T Offshore	87,436	313,895
†Whiting Petroleum	1,376	48,779
World Fuel Services	54,100	1,904,320
		44,324,078
Paper & Forest Products–0.43%
†Clearwater Paper	14,451	543,647
†Domtar	47,700	1,762,515
Glatfelter	36,973	634,087
Louisiana-Pacific	93,478	5,184,290
Neenah	13,895	713,925
Schweitzer-Mauduit International	26,567	1,300,986
Verso Class A	23,100	337,029
		10,476,479
Personal Products–0.36%
†BellRing Brands Class A	33,700	795,657
Edgewell Personal Care	47,000	1,861,200
†elf Beauty	40,300	1,081,249
Inter Parfums	15,893	1,127,291
†Lifevantage	17,600	164,560
Medifast	9,487	2,009,536
Nature's Sunshine Products	8,440	168,462
†Revlon Class A	6,954	85,743
†USANA Health Sciences	9,905	966,728
†Veru	47,600	512,890
		8,773,316
Pharmaceuticals–1.43%
†AcelRx Pharmaceuticals	74,300	126,310
†Aerie Pharmaceuticals	32,000	571,840
†Agile Therapeutics	58,600	121,888
†Amneal Pharmaceuticals	82,602	555,911
†Amphastar Pharmaceuticals	30,100	551,432
†ANI Pharmaceuticals	8,000	289,120
†Aquestive Therapeutics	16,200	84,240
†Arvinas	30,100	1,989,610
†Atea Pharmaceuticals	12,600	778,050
†Athira Pharma	11,000	202,400
†Axsome Therapeutics	24,000	1,358,880
†BioDelivery Sciences International	78,000	304,980
†Cara Therapeutics	33,900	735,969
†Cassava Sciences	28,200	1,267,590
†Cerecor	28,400	85,768
†Chiasma	34,700	108,611
†Collegium Pharmaceutical	28,300	670,710
†Corcept Therapeutics	84,602	2,012,682
†CorMedix	29,200	291,708
†Cymabay Therapeutics	64,500	292,830
†Durect	197,400	390,852
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Eloxx Pharmaceuticals	26,060	$ 86,519
†Endo International	197,400	1,462,734
†Evofem Biosciences	35,036	61,313
†Evolus	17,400	226,026
†Fulcrum Therapeutics	15,700	184,946
†Harrow Health	18,700	126,225
†IMARA	6,300	53,172
†Innoviva	57,600	688,320
†Intra-Cellular Therapies	57,700	1,957,761
†Kala Pharmaceuticals	35,800	241,292
†Kaleido Biosciences	8,900	72,090
†Lannett	27,080	142,982
†Liquidia Technologies	17,595	47,331
†Marinus Pharmaceuticals	23,725	367,263
†NGM Biopharmaceuticals	22,300	648,261
†Ocular Therapeutix	57,600	945,216
†Odonate Therapeutics	13,100	44,802
†Omeros	50,266	894,735
†Optinose	32,700	120,663
†Osmotica Pharmaceuticals	13,600	44,336
†Pacira BioSciences	35,975	2,521,488
†Paratek Pharmaceuticals	33,800	238,628
†Phathom Pharmaceuticals	9,900	371,844
Phibro Animal Health Class A	16,500	402,600
†Pliant Therapeutics	20,500	806,265
†Prestige Consumer Healthcare	43,555	1,919,904
†Provention Bio	42,600	447,087
†Recro Pharma	25,900	72,261
†Relmada Therapeutics	14,100	496,461
†Revance Therapeutics	52,900	1,478,555
†Satsuma Pharmaceuticals	11,200	66,192
†SIGA Technologies	50,288	326,872
†Strongbridge Biopharma	47,200	130,272
†Supernus Pharmaceuticals	40,590	1,062,646
†Tarsus Pharmaceuticals	5,800	186,934
†TherapeuticsMD	245,627	329,140
†Theravance Biopharma	41,900	855,179
†Tricida	32,800	173,512
†Verrica Pharmaceuticals	9,900	149,985
†VYNE Therapeutics	33,500	229,308
†WaVe Life Sciences	26,000	145,860
†Xeris Pharmaceuticals	35,413	159,713
†Zogenix	49,535	966,923
		34,744,997
Professional Services–1.51%
†Acacia Research	44,176	293,770
†ASGN	43,204	4,123,390
Barrett Business Services	6,332	436,022
BGSF	7,200	100,800
†CBIZ	42,846	1,399,350
CRA International	6,551	488,967

LVIP SSGA Small-Cap Index Fund–18

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
Exponent	43,601	$ 4,248,917
†Forrester Research	10,633	451,690
†Franklin Covey	11,980	338,914
†GP Strategies	9,852	171,917
Heidrick & Struggles International	17,964	641,674
†Huron Consulting Group	19,378	976,264
ICF International	15,751	1,376,637
Insperity	30,267	2,534,559
KBR	121,000	4,645,190
†Kelly Services Class A	28,377	631,956
Kforce	16,338	875,717
Korn Ferry	45,545	2,840,642
ManTech International Class A	23,517	2,044,803
†Mistras Group	18,147	207,057
†Red Violet	6,999	128,922
Resources Connection	27,789	376,263
†TriNet Group	34,800	2,713,008
†TrueBlue	31,800	700,236
†Upwork	78,700	3,523,399
†Willdan Group	9,500	389,975
		36,660,039
Real Estate Management & Development–0.77%
†Altisource Portfolio Solutions	4,700	43,193
†American Realty Investors	1,592	14,057
†Cushman & Wakefield	95,156	1,552,946
†eXp World Holdings	41,800	1,903,990
†Forestar Group	13,205	307,413
†FRP Holdings	5,972	293,942
Kennedy-Wilson Holdings	104,653	2,115,037
†Marcus & Millichap	19,600	660,520
†Maui Land Pineapple	5,400	62,370
Newmark Group Class A	123,700	1,237,619
†Rafael Holdings Class B	8,100	323,352
RE/MAX Holdings Class A	15,298	602,588
†Realogy Holdings	99,797	1,509,929
†Redfin	84,900	5,653,491
RMR Group Class A	14,168	578,196
St Joe	27,568	1,182,667
†Stratus Properties	4,900	149,450
†Tejon Ranch	19,918	333,427
†Transcontinental Realty Investors	695	14,956
		18,539,143
Road & Rail–0.62%
ArcBest	21,575	1,518,233
†Avis Budget Group	44,400	3,220,776
†Covenant Logistics Group	10,100	207,959
†Daseke	43,700	371,013
Heartland Express	41,409	810,788
Marten Transport	50,594	858,580
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Road & Rail (continued)
†PAM Transportation Services	1,700	$ 104,890
†Saia	22,383	5,161,072
Universal Logistics Holdings	5,697	149,888
†US Xpress Enterprises Class A	21,200	249,100
Werner Enterprises	50,656	2,389,444
		15,041,743
Semiconductors & Semiconductor Equipment–2.95%
Advanced Energy Industries	32,179	3,512,981
†Alpha & Omega Semiconductor	19,571	639,972
†Ambarella	28,992	2,910,507
Amkor Technology	86,665	2,054,827
†Atomera	15,100	369,950
†Axcelis Technologies	27,833	1,143,658
†AXT	31,600	368,456
Brooks Automation	61,790	5,045,153
†CEVA	18,717	1,050,959
CMC Materials	24,685	4,364,061
†Cohu	35,613	1,490,048
†CyberOptics	6,000	155,820
†Diodes	36,365	2,903,382
†DSP Group	20,400	290,700
†FormFactor	65,431	2,951,592
†GSI Technology	19,600	131,124
†Ichor Holdings	20,200	1,086,760
†Impinj	14,200	807,554
†Lattice Semiconductor	115,626	5,205,482
†MACOM Technology Solutions Holdings	40,942	2,375,455
†Maxeon Solar Technologies	8,237	259,960
†MaxLinear	59,634	2,032,327
†NeoPhotonics	45,000	537,750
NVE	4,118	288,672
†Onto Innovation	40,024	2,629,977
†PDF Solutions	27,246	484,434
†Photronics	56,960	732,506
†Pixelworks	51,500	170,465
Power Integrations	50,112	4,083,126
†Rambus	98,486	1,914,568
†Semtech	54,784	3,780,096
†Silicon Laboratories	36,886	5,203,508
†SiTime	7,900	778,940
†SMART Global Holdings	11,901	547,684
†SunPower	66,800	2,234,460
†Synaptics	29,552	4,001,932
†Ultra Clean Holdings	34,529	2,004,063
†Veeco Instruments	40,435	838,622
		71,381,531
Software–5.12%
†8x8	92,105	2,987,886
†A10 Networks	53,738	516,422

LVIP SSGA Small-Cap Index Fund–19

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†ACI Worldwide	97,251	$ 3,700,401
†Agilysys	16,204	777,144
†Alarm.com Holdings	40,300	3,481,114
†Altair Engineering Class A	37,800	2,365,146
American Software Class A	27,988	579,352
†Appfolio Class A	14,200	2,008,022
†Appian	30,200	4,015,090
†Avaya Holdings	71,900	2,015,357
†Benefitfocus	28,195	389,373
†Blackbaud	41,271	2,933,543
†Blackline	43,283	4,691,877
†Bottomline Technologies	38,371	1,736,288
†Box Class A	123,000	2,824,080
†Cerence	32,200	2,884,476
†ChannelAdvisor	24,500	576,975
†Cloudera	179,050	2,179,039
†Cognyte Software	56,456	1,570,041
†CommVault Systems	36,802	2,373,729
†Cornerstone OnDemand	53,510	2,331,966
†Digimarc	11,058	327,980
†Digital Turbine	71,700	5,761,812
†Domo Class B	22,400	1,260,896
Ebix	23,978	768,015
†eGain	21,100	200,239
†Envestnet	45,059	3,254,612
†GTY Technology Holdings	41,100	262,629
†Intelligent Systems	6,700	274,097
InterDigital	26,788	1,699,699
†J2 Global	36,887	4,421,276
†LivePerson	52,818	2,785,621
†MicroStrategy Class A	6,184	4,197,699
†Mimecast	49,500	1,990,395
†Mitek Systems	37,500	546,750
†Model N	31,100	1,095,653
†ON24	7,400	358,974
†OneSpan	29,796	730,002
†Ping Identity Holding	33,500	734,655
Progress Software	38,800	1,709,528
†PROS Holdings	34,137	1,450,823
†Q2 Holdings	42,800	4,288,560
QAD Class A	9,873	657,344
†Qualys	28,825	3,020,283
†Rapid7	43,800	3,267,918
†Rimini Street	25,116	225,291
†SailPoint Technologies Holding	74,800	3,787,872
Sapiens International	23,300	740,707
†SecureWorks Class A	8,800	117,744
†ShotSpotter	7,500	263,025
†Smith Micro Software	31,743	174,745
†Sprout Social Class A	23,400	1,351,584
†SPS Commerce	30,102	2,989,430
†Sumo Logic	12,200	230,092
†SVMK	106,400	1,949,248
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Synchronoss Technologies	45,600	$ 162,792
†Telos	14,100	534,672
†Tenable Holdings	62,000	2,243,470
†Upland Software	23,175	1,093,628
†Varonis Systems	85,821	4,406,050
†Verint Systems	54,856	2,495,399
†Veritone	21,200	508,376
†Viant Technology Class A	9,200	486,588
VirnetX Holding	54,004	300,802
†Workiva	33,700	2,974,362
Xperi Holding	90,516	1,970,533
†Yext	92,900	1,345,192
†Zix	48,274	364,469
†Zuora Class A	86,500	1,280,200
		123,999,052
Specialty Retail–3.53%
Aaron's	28,600	734,448
†Abercrombie & Fitch Class A	53,600	1,839,016
†Academy Sports & Outdoors	27,300	736,827
American Eagle Outfitters	128,018	3,743,246
†America's Car-Mart	5,285	805,275
†Asbury Automotive Group	16,344	3,211,596
†At Home Group	45,892	1,317,100
†Bed Bath & Beyond	103,000	3,002,450
†Boot Barn Holdings	24,718	1,540,179
Buckle	24,608	966,602
Caleres	29,551	644,212
Camping World Holdings Class A	28,000	1,018,640
†Cato Class A	19,115	229,380
†Chico's FAS	94,800	313,788
†Children's Place	12,101	843,440
†Citi Trends	7,876	659,851
†Conn's	16,009	311,375
†Container Store Group	15,800	262,912
†Designer Brands Class A	54,800	953,520
†Express	52,575	211,352
†GameStop Class A	48,800	9,263,216
†Genesco	12,132	576,270
Group 1 Automotive	15,135	2,388,152
†GrowGeneration	31,900	1,585,111
Guess	36,221	851,194
Haverty Furniture	13,314	495,148
†Hibbett Sports	13,882	956,331
Lithia Motors Class A	22,137	8,635,422
†Lumber Liquidators Holdings	26,116	656,034
†MarineMax	18,640	920,070
†Michaels	62,500	1,371,250
Monro	28,549	1,878,524
Murphy	21,800	3,151,408
†National Vision Holdings	68,200	2,989,206
†ODP	45,310	1,961,470
†OneWater Marine Class A	3,700	147,852

LVIP SSGA Small-Cap Index Fund–20

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Rent-A-Center	42,110	$ 2,428,063
†RH	13,465	8,033,219
†Sally Beauty Holdings	97,300	1,958,649
Shoe Carnival	7,721	477,775
†Signet Jewelers	45,276	2,625,102
†Sleep Number	22,946	3,292,522
Sonic Automotive Class A	20,731	1,027,636
†Sportsman's Warehouse Holdings	39,100	674,084
†Tilly's Class A	20,563	232,773
†Urban Outfitters	59,800	2,223,962
Winmark	2,487	463,651
†Zumiez	18,523	794,637
		85,403,940
Technology Hardware, Storage & Peripherals–0.29%
†3D Systems	102,522	2,813,204
†Avid Technology	28,700	605,857
†Corsair Gaming	21,000	699,090
†Diebold Nixdorf	63,500	897,255
†Eastman Kodak	11,800	92,866
†Immersion	16,227	155,454
†Intevac	18,900	135,135
†Quantum	24,600	204,918
†Super Micro Computer	37,600	1,468,656
		7,072,435
Textiles, Apparel & Luxury Goods–1.00%
†Crocs	56,700	4,561,515
†Deckers Outdoor	23,800	7,863,996
†Fossil Group	39,200	486,080
†G-III Apparel Group	36,696	1,106,017
Kontoor Brands	44,700	2,169,291
†Lakeland Industries	6,900	192,234
Movado Group	13,880	394,886
Oxford Industries	14,066	1,229,650
Rocky Brands	5,500	297,330
Steven Madden	69,501	2,589,607
Superior Group of Companies	9,166	233,000
†Unifi	12,574	346,539
†Vera Bradley	15,679	158,358
Wolverine World Wide	68,071	2,608,481
		24,236,984
Thrifts & Mortgage Finance–1.70%
†Axos Financial	49,660	2,334,517
†Bridgewater Bancshares	19,500	314,925
Capitol Federal Financial	112,300	1,487,413
†Columbia Financial	38,800	678,224
ESSA Bancorp	9,700	155,200
Essent Group	93,709	4,450,240
Federal Agricultural Mortgage Class C	7,574	762,853
Flagstar Bancorp	41,700	1,880,670
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance (continued)
FS Bancorp	3,100	$ 208,320
Greene County Bancorp	3,452	86,335
Hingham Institution For Savings	1,160	329,162
Home Bancorp	6,174	222,573
HomeStreet	19,329	851,829
Kearny Financial	62,337	753,031
Luther Burbank	13,600	160,888
Merchants Bancorp	8,776	368,065
Meridian Bancorp	41,954	772,793
Meta Financial Group	26,000	1,178,060
†MMA Capital Holdings	4,326	98,676
†Mr Cooper Group	65,602	2,280,326
†NMI Holdings Class A	71,000	1,678,440
Northfield Bancorp	40,156	639,284
Northwest Bancshares	100,809	1,456,690
OP Bancorp	14,400	151,488
PCSB Financial	13,400	222,574
PennyMac Financial Services	35,100	2,347,137
†Pioneer Bancorp	13,400	156,110
†Ponce de Leon Federal Bank	10,300	114,433
Premier Financial	31,475	1,046,858
Provident Bancorp	8,955	128,952
Provident Financial Holdings	6,686	112,993
Provident Financial Services	61,751	1,375,812
Prudential Bancorp	8,400	123,984
Radian Group	162,554	3,779,380
Riverview Bancorp	20,509	142,127
Southern Missouri Bancorp	5,898	232,499
†Sterling Bancorp	15,656	88,613
Territorial Bancorp	7,947	210,278
Timberland Bancorp	5,640	156,848
TrustCo Bank	79,503	585,937
Walker & Dunlop	23,863	2,451,685
Washington Federal	65,500	2,017,400
Waterstone Financial	19,180	391,656
Western New England Bancorp	19,000	160,170
WSFS Financial	39,949	1,989,061
		41,134,509
Tobacco–0.14%
Turning Point Brands	10,325	538,655
Universal	20,342	1,199,975
Vector Group	117,586	1,640,325
		3,378,955
Trading Companies & Distributors–1.55%
†Alta Equipment Group	16,590	215,670
Applied Industrial Technologies	32,730	2,983,994
†Beacon Roofing Supply	47,490	2,484,677
Boise Cascade	33,846	2,025,006
CAI International	14,707	669,463

LVIP SSGA Small-Cap Index Fund–21

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
†DXP Enterprises	13,543	$ 408,592
†EVI Industries	5,900	169,743
GATX	29,400	2,726,556
†General Finance	11,700	142,155
†GMS	35,800	1,494,650
H&E Equipment Services	27,081	1,029,078
†Herc Holdings	21,100	2,138,063
†Lawson Products	4,271	221,494
McGrath RentCorp	20,940	1,688,811
†MRC Global	72,000	650,160
†NOW	90,856	916,737
Rush Enterprises Class A	35,428	1,765,377
Rush Enterprises Class B	6,760	304,809
†SiteOne Landscape Supply	37,400	6,385,676
Systemax	11,358	467,041
†Textainer Group Holdings	41,520	1,189,548
†Titan Machinery	16,270	414,885
†Transcat	6,100	299,388
Triton International	51,089	2,809,384
†Veritiv	10,300	438,162
†WESCO International	41,678	3,606,397
		37,645,516
Water Utilities–0.37%
American States Water	31,079	2,350,194
Artesian Resources Class A	7,363	289,955
†Cadiz	17,000	163,030
California Water Service Group	43,042	2,424,986
Consolidated Water	14,900	200,405
Global Water Resources	11,983	195,443
Middlesex Water	14,231	1,124,533
†Pure Cycle	20,000	268,400
SJW Group	22,915	1,443,416
York Water	10,537	515,997
		8,976,359
Wireless Telecommunication Services–0.14%
†Boingo Wireless	41,197	579,642
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Wireless Telecommunication Services (continued)
†Gogo	52,500	$ 507,150
Shenandoah Telecommunications	41,750	2,037,817
Spok Holdings	14,577	152,913
		3,277,522
Total Common Stock (Cost $1,273,334,181)		2,406,817,012
RIGHTS–0.00%
=†πContra Aduro Biotech	15,060	151
=†πMedia General CVR	82,000	7,692
=†πNewsstar Financial CVR	22,898	2,326
=†πOncternal Therapeutics	828	1,565
=†πProgenic Pharmaceuticals	99,698	4,257
=†πTobira Therapeutics CVR	7,700	109,109
Total Rights (Cost $1,698)		125,100
WARRANTS–0.00%
†Whiting Petroleum exp 9/01/24 exercise price USD 73.44	5,399	17,439
†Whiting Petroleum exp 9/01/25 exercise price USD 83.45	2,699	8,178
Total Warrants (Cost $737,635)		25,617

MONEY MARKET FUND–0.57%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.04%)	13,761,655	13,761,655
Total Money Market Fund (Cost $13,761,655)		13,761,655

TOTAL INVESTMENTS–99.97% (Cost $1,287,835,169)	2,420,729,384
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.03%	613,811
NET ASSETS APPLICABLE TO 59,889,089 SHARES OUTSTANDING–100.00%	$2,421,343,195

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2021, the aggregate value of restricted securities was $125,100, which represented 0.01% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

LVIP SSGA Small-Cap Index Fund–22

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
Restricted Securities
Investment	Date of Acquisition	Cost	Value
Cobalt International Energy	7/6/2017	$—	$—
Contra Aduro Biotech	10/2/2020	—	151
Media General CVR	1/18/2017	—	7,692
Newsstar Financial CVR	12/26/2017	—	2,326
Oncternal Therapeutics	12/26/2017	1,698	1,565
Progenic Pharmaceuticals	6/22/2020	—	4,257
Tobira Therapeutics CVR	11/2/2016	—	109,109
Total		$1,698	$125,100

The following futures contracts were outstanding at March 31, 2021:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
161	E-mini Russell 2000 Index	$17,891,125	$18,889,160	6/18/21	$—	$(998,035)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2021.

Summary of Abbreviations:
CVR–Contingent Value Rights
IT–Information Technology
LNG–Liquefied Natural Gas
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP SSGA Small-Cap Index Fund–23

LVIP SSGA Small-Cap Index Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Small-Cap Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value by the Fund's Fair Valuation Committee, using methods approved by the Board, taking into account a review of information, assumptions and sub-adviser recommendations, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$20,716,035	$—	$—	$20,716,035
Air Freight & Logistics	7,808,908	—	—	7,808,908
LVIP SSGA Small-Cap Index Fund–24

LVIP SSGA Small-Cap Index Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Airlines	$9,505,814	$—	$—	$9,505,814
Auto Components	33,838,288	—	—	33,838,288
Automobiles	3,200,993	—	—	3,200,993
Banks	208,353,354	—	—	208,353,354
Beverages	6,688,718	—	—	6,688,718
Biotechnology	235,220,956	—	—	235,220,956
Building Products	41,639,057	—	—	41,639,057
Capital Markets	37,257,650	—	—	37,257,650
Chemicals	42,676,500	—	—	42,676,500
Commercial Services & Supplies	45,446,024	—	—	45,446,024
Communications Equipment	16,362,120	—	—	16,362,120
Construction & Engineering	37,483,425	—	—	37,483,425
Construction Materials	4,533,093	—	—	4,533,093
Consumer Finance	16,206,537	—	—	16,206,537
Containers & Packaging	5,491,690	—	—	5,491,690
Distributors	2,044,982	—	—	2,044,982
Diversified Consumer Services	11,429,156	—	—	11,429,156
Diversified Financial Services	3,856,291	—	—	3,856,291
Diversified Telecommunication Services	16,762,639	—	—	16,762,639
Electric Utilities	14,112,305	—	—	14,112,305
Electrical Equipment	39,845,936	—	—	39,845,936
Electronic Equipment, Instruments & Components	50,316,218	—	—	50,316,218
Energy Equipment & Services	18,439,884	—	—	18,439,884
Entertainment	9,634,834	—	—	9,634,834
Equity Real Estate Investment Trusts	124,184,600	—	—	124,184,600
Food & Staples Retailing	19,961,982	—	—	19,961,982
Food Products	34,284,047	—	—	34,284,047
Gas Utilities	20,442,338	—	—	20,442,338
Health Care Equipment & Supplies	79,599,614	—	—	79,599,614
Health Care Providers & Services	64,056,529	—	—	64,056,529
Health Care Technology	27,547,518	—	—	27,547,518
Hotels, Restaurants & Leisure	96,228,271	—	—	96,228,271
Household Durables	52,703,788	—	—	52,703,788
Household Products	5,971,235	—	—	5,971,235
Independent Power and Renewable Electricity Producers	12,826,263	—	—	12,826,263
Industrial Conglomerates	1,171,020	—	—	1,171,020
Insurance	46,988,861	—	—	46,988,861
Interactive Media & Services	8,844,746	—	—	8,844,746
Internet & Direct Marketing Retail	19,294,902	—	—	19,294,902
IT Services	36,505,841	—	—	36,505,841
Leisure Products	15,565,764	—	—	15,565,764
Life Sciences Tools & Services	21,217,775	—	—	21,217,775
Machinery	89,321,643	—	—	89,321,643
Marine	4,244,160	—	—	4,244,160
Media	20,080,000	—	—	20,080,000
Metals & Mining	45,405,704	—	—	45,405,704
Mortgage Real Estate Investment Trusts (REITs)	29,012,682	—	—	29,012,682
Multiline Retail	7,717,416	—	—	7,717,416
Multi-Utilities	9,702,308	—	—	9,702,308
Oil, Gas & Consumable Fuels	44,324,078	—	—*	44,324,078
Paper & Forest Products	10,476,479	—	—	10,476,479
Personal Products	8,773,316	—	—	8,773,316
Pharmaceuticals	34,744,997	—	—	34,744,997
Professional Services	36,660,039	—	—	36,660,039
Real Estate Management & Development	18,539,143	—	—	18,539,143
Road & Rail	15,041,743	—	—	15,041,743
Semiconductors & Semiconductor Equipment	71,381,531	—	—	71,381,531
Software	123,999,052	—	—	123,999,052
LVIP SSGA Small-Cap Index Fund–25

LVIP SSGA Small-Cap Index Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Specialty Retail	$85,403,940	$—	$—	$85,403,940
Technology Hardware, Storage & Peripherals	7,072,435	—	—	7,072,435
Textiles, Apparel & Luxury Goods	24,236,984	—	—	24,236,984
Thrifts & Mortgage Finance	41,134,509	—	—	41,134,509
Tobacco	3,378,955	—	—	3,378,955
Trading Companies & Distributors	37,645,516	—	—	37,645,516
Water Utilities	8,976,359	—	—	8,976,359
Wireless Telecommunication Services	3,277,522	—	—	3,277,522
Rights	—	—	125,100	125,100
Warrants	25,617	—	—	25,617
Money Market Fund	13,761,655	—	—	13,761,655
Total Investments	$2,420,604,284	$—	$125,100	$2,420,729,384
Derivatives:

Liabilities:
Futures Contract	$(998,035)	$—	$—	$(998,035)

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended March 31, 2021, there were no material transfers to or from Level 3 investments.
LVIP SSGA Small-Cap Index Fund–26